Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Preferred shares [Member]	Common shares [Member]	Contributed Surplus [Member]	Shareholders' Retained Earnings [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]	Participating Policyholders' Equity [Member]	Non-controlling Interests [Member]
Balance, beginning of year at Dec. 31, 2018		$ 3,822	$ 22,961	$ 265	$ 12,704	$ 6,212	$ 94	$ 1,093
Change in unrealized foreign exchange gains (losses) of net foreign operations	$ (1,933)					(1,612)
Exercise of stock options and deferred share units			$ 104	(20)
Net income attributed to non-controlling interests	233							233
Opening adjustment at adoption of IFRS 16					(19)		(3)
Net income (loss) attributed to participating policyholders	(333)						(333)
Net Income attributed to shareholders					$ 5,602
Change in actuarial gains (losses) on pension and other post-employment plans	76					76
Common shares repurchased (note 11)			(677)		(662)
Stock option expense				11
Impact of deferred tax asset rate change	(6)			(2)
Other comprehensive income (loss) attributed to policyholders and non-controlling interests							(1)	4
Change in unrealized gains (losses) on available-for-sale financial securities	2,212					1,775
Preferred share dividends					$ (172)
Contributions (distributions/disposal), net								(119)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	(28)					(16)
Common share dividends					(1,965)
Issued under dividend reinvestment and share purchase plans			$ 739
Change in real estate revaluation reserve	11					11
Share of other comprehensive income (losses) of associates	1					1
Balance, end of year at Dec. 31, 2019	50,106	3,822	23,127	254	15,488	6,447	(243)	1,211
Total shareholders' equity, end of year	49,138
Change in unrealized foreign exchange gains (losses) of net foreign operations	(505)					(405)
Exercise of stock options and deferred share units			$ 36	(7)
Net income attributed to non-controlling interests	250							250
Opening adjustment at adoption of IFRS 16					0		0
Net income (loss) attributed to participating policyholders	(545)						(545)
Net Income attributed to shareholders					$ 5,871
Change in actuarial gains (losses) on pension and other post-employment plans	37					37
Common shares repurchased (note 11)			(121)		(132)
Stock option expense				14
Impact of deferred tax asset rate change	(25)			0
Other comprehensive income (loss) attributed to policyholders and non-controlling interests							4	4
Change in unrealized gains (losses) on available-for-sale financial securities	2,506					325
Preferred share dividends					$ (171)
Contributions (distributions/disposal), net								(10)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	(81)					(86)
Common share dividends					(2,169)
Issued under dividend reinvestment and share purchase plans			$ 0
Change in real estate revaluation reserve	5					3
Share of other comprehensive income (losses) of associates	2					2
Balance, end of year at Dec. 31, 2020	53,006	$ 3,822	$ 23,042	$ 261	$ 18,887	$ 6,323	$ (784)	$ 1,455
Total shareholders' equity, end of year	$ 52,335